Investment Objectives and Goals - AB GLOBAL BOND FUND, INC.	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION CORE AB Global Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to generate current income consistent with preservation of capital.